Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2022

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Aerospace & Defense — 1.3%
Safran S.A.	70,606	$8,548,213

		$8,548,213

Air Freight & Logistics — 0.4%
GXO Logistics, Inc.(1)	36,442	$2,959,455

		$2,959,455

Automobiles — 0.5%
Stellantis NV	175,008	$3,379,207

		$3,379,207

Banks — 9.0%
ABN AMRO Bank NV(2)	107,893	$1,731,581
Bank of New York Mellon Corp. (The)	199,849	11,843,052
Citigroup, Inc.	116,787	7,605,169
Credit Agricole S.A.	103,031	1,550,044
HDFC Bank, Ltd.	216,762	4,355,946
HSBC Holdings PLC	852,844	6,069,979
ING Groep NV	587,413	8,687,310
M&T Bank Corp.	10,025	1,698,035
Svenska Handelsbanken AB, Class A	393,876	4,197,756
Swedbank AB, Class A	181,300	3,549,529
Toronto-Dominion Bank (The)	30,495	2,442,431
Wells Fargo & Co.	139,323	7,495,577

		$61,226,409

Beverages — 2.8%
Coca-Cola Co. (The)	179,008	$10,921,278
Diageo PLC	155,850	7,864,403

		$18,785,681

Biotechnology — 0.6%
CSL, Ltd.	22,614	$4,189,076

		$4,189,076

Building Products — 1.1%
Assa Abloy AB, Class B	154,757	$4,237,570
Kingspan Group PLC	32,229	3,102,268

		$7,339,838

Chemicals — 0.8%
Sika AG	14,814	$5,183,035

		$5,183,035

Construction Materials — 1.0%
CRH PLC	137,148	$6,883,511

		$6,883,511

Security	Shares	Value
Consumer Finance — 0.7%
Capital One Financial Corp.	31,393	$4,606,295

		$4,606,295

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)	36,114	$11,304,404

		$11,304,404

Electric Utilities — 1.4%
Enel SpA	213,299	$1,641,676
Iberdrola S.A.	286,188	3,281,163
NextEra Energy, Inc.	61,905	4,836,019

		$9,758,858

Electrical Equipment — 2.6%
AMETEK, Inc.	67,767	$9,268,492
Schneider Electric SE	48,617	8,235,492

		$17,503,984

Electronic Equipment, Instruments & Components — 4.0%
CDW Corp.	30,447	$5,756,005
Halma PLC	101,479	3,439,496
Keyence Corp.	9,972	5,114,862
Murata Manufacturing Co., Ltd.	17,242	1,296,310
TE Connectivity, Ltd.	41,739	5,969,095
Zebra Technologies Corp., Class A(1)	10,994	5,597,265

		$27,173,033

Entertainment — 1.5%
Nintendo Co., Ltd.	5,312	$2,603,100
Walt Disney Co. (The)(1)	52,535	7,510,929

		$10,114,029

Equity Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	11,278	$2,836,417
Equity Residential	49,769	4,416,003

		$7,252,420

Food Products — 3.1%
Mondelez International, Inc., Class A	149,203	$10,001,077
Nestle S.A.	84,745	10,943,824

		$20,944,901

Gas Utilities — 0.2%
Snam SpA	179,183	$1,004,084

		$1,004,084

Health Care Equipment & Supplies — 4.2%
Alcon, Inc.	79,166	$6,104,381
Boston Scientific Corp.(1)	219,958	9,436,198
Intuitive Surgical, Inc.(1)	25,149	7,146,843
Straumann Holding AG	3,536	5,859,447

		$28,546,869

Health Care Providers & Services — 1.0%
Anthem, Inc.	15,491	$6,831,376

		$6,831,376

Security	Shares	Value
Hotels, Restaurants & Leisure — 0.8%
Compass Group PLC	239,819	$5,450,516

		$5,450,516

Industrial Conglomerates — 0.8%
DCC PLC	28,233	$2,373,930
Siemens AG	20,905	3,319,110

		$5,693,040

Insurance — 2.4%
Allstate Corp. (The)	29,637	$3,576,297
Arch Capital Group, Ltd.(1)	43,235	2,002,645
Aviva PLC	800,577	4,726,605
AXA S.A.	191,644	6,069,556

		$16,375,103

Interactive Media & Services — 6.4%
Alphabet, Inc., Class C(1)	11,722	$31,813,156
Meta Platforms, Inc., Class A(1)	34,414	10,780,530
Tencent Holdings, Ltd.	14,538	910,984

		$43,504,670

Internet & Direct Marketing Retail — 2.8%
Amazon.com, Inc.(1)	6,375	$19,070,621
JD.com, Inc., Class A(3)(4)	692	24,718

		$19,095,339

IT Services — 4.1%
Amadeus IT Group S.A.(1)	93,053	$6,398,343
Fidelity National Information Services, Inc.	71,111	8,527,631
Global Payments, Inc.	23,568	3,532,372
Visa, Inc., Class A	42,746	9,667,863

		$28,126,209

Leisure Products — 0.6%
Yamaha Corp.	90,685	$4,131,169

		$4,131,169

Life Sciences Tools & Services — 0.8%
Lonza Group AG(1)	7,824	$5,394,193

		$5,394,193

Machinery — 3.5%
Graco, Inc.	43,064	$3,124,724
Ingersoll Rand, Inc.	119,416	6,712,374
Sandvik AB	192,046	5,057,439
SMC Corp.	7,944	4,430,857
Stanley Black & Decker, Inc.	25,928	4,528,325

		$23,853,719

Metals & Mining — 1.5%
Anglo American PLC	42,552	$1,875,925
BHP Group, Ltd.	119,030	3,817,358
Rio Tinto, Ltd.	55,322	4,398,413

		$10,091,696

Security	Shares	Value
Multi-Utilities — 0.3%
CMS Energy Corp.	34,934	$2,249,051

		$2,249,051

Oil, Gas & Consumable Fuels — 3.4%
Chevron Corp.	38,001	$4,990,671
EOG Resources, Inc.	114,956	12,815,295
Repsol S.A.	395,417	5,024,802

		$22,830,768

Personal Products — 0.2%
Kose Corp.	11,604	$1,060,948

		$1,060,948

Pharmaceuticals — 8.1%
AstraZeneca PLC	62,949	$7,322,727
Eli Lilly & Co.	39,712	9,744,927
Novartis AG	61,263	5,323,111
Novo Nordisk A/S, Class B	89,023	8,854,962
Roche Holding AG PC	19,143	7,408,325
Sanofi	79,099	8,270,750
Zoetis, Inc.	40,905	8,172,410

		$55,097,212

Professional Services — 3.1%
Recruit Holdings Co., Ltd.	137,190	$6,781,106
RELX PLC	284,202	8,742,163
Verisk Analytics, Inc.	28,901	5,668,353

		$21,191,622

Semiconductors & Semiconductor Equipment — 5.5%
ASML Holding NV	18,467	$12,507,597
Infineon Technologies AG	194,678	8,084,538
Micron Technology, Inc.	96,668	7,952,876
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	72,571	8,899,382

		$37,444,393

Software — 6.4%
Adobe, Inc.(1)	3,642	$1,945,920
Dassault Systemes SE	120,260	5,815,578
Intuit, Inc.	10,907	6,055,894
Microsoft Corp.	95,137	29,585,704

		$43,403,096

Specialty Retail — 2.5%
Lowe’s Cos., Inc.	36,808	$8,736,379
TJX Cos., Inc. (The)	116,038	8,351,255

		$17,087,634

Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	107,256	$18,746,204

		$18,746,204

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 2.8%
adidas AG	29,845	$8,189,981
LVMH Moet Hennessy Louis Vuitton SE	13,072	10,737,043

		$18,927,024

Total Common Stocks (identified cost $441,444,372)		$663,288,284

Corporate Bonds — 1.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.2%
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	$240	$247,692
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(2)(5)(6)	280	302,400
HSBC Holdings PLC, 6.00% to 5/22/27(5)(6)	200	211,626
JPMorgan Chase & Co.:
Series KK, 3.65% to 6/1/26(5)(6)	221	213,016
Series X, 6.10% to 10/1/24(5)(6)	118	125,301
Societe Generale S.A., 5.375% to 11/18/30(2)(5)(6)	200	201,800

		$1,301,835

Capital Markets — 0.0%(7)
Charles Schwab Corp. (The), Series G, 5.375% to 6/1/25(5)(6)	$151	$162,929

		$162,929

Diversified Financial Services — 0.7%
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(5)(6)	$38	$37,126
PPTT, 2006-A GS, Class A, 5.877%(2)(6)(8)	4,541	4,573,020

		$4,610,146

Electric Utilities — 0.0%(7)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$90,500

		$90,500

Gas Utilities — 0.1%
NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$296,525

		$296,525

Insurance — 0.0%(7)
Liberty Mutual Group, Inc., 4.125% to 12/15/26, 12/15/51(2)(5)	$80	$78,923
QBE Insurance Group, Ltd., 5.875% to 5/12/25(2)(5)(6)	200	212,000

		$290,923

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$172	$131,510
Odebrecht Oil & Gas Finance, Ltd., 0.00%(2)(6)	2,008	10,039
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	164,775

		$306,324

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.0%(7)
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(5)(6)	$135	$128,081

		$128,081

Total Corporate Bonds (identified cost $8,933,409)		$7,187,263

Exchange-Traded Funds — 0.1%

Security	Shares	Value
Equity Funds — 0.1%
iShares Preferred & Income Securities ETF	25,815	$971,935

Total Exchange-Traded Funds (identified cost $905,251)		$971,935

Preferred Stocks — 0.2%

Security	Shares	Value
Banks — 0.0%(7)
First Republic Bank, Series M, 4.00%	4,100	$90,405
JPMorgan Chase & Co., Series LL, 4.625%	2,100	51,450

		$141,855

Capital Markets — 0.0%(7)
Stifel Financial Corp., Series D, 4.50%	4,100	$95,817

		$95,817

Food Products — 0.2%
Ocean Spray Cranberries, Inc., Series A, 6.25%(2)	11,860	$1,108,910

		$1,108,910

Oil, Gas & Consumable Fuels — 0.0%(7)
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	13,811	$303,566

		$303,566

Pipelines — 0.0%(7)
Energy Transfer, L.P., 7.60% to 5/15/24(5)	1,000	$24,900

		$24,900

Total Preferred Stocks (identified cost $1,506,506)		$1,675,048

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.08%(9)	2,324,051	$2,323,818

Total Short-Term Investments (identified cost $2,323,818)		$2,323,818

Value
Total Investments — 99.5% (identified cost $455,113,356)	$675,446,348

Other Assets, Less Liabilities — 0.5%	$3,062,068

Net Assets — 100.0%	$678,508,416

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2022, the aggregate value of these securities is $8,218,673 or 1.2% of the Fund’s net assets.

(3)	Restricted security.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Amount is less than 0.05%.

(8)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at January 31, 2022.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2022.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.3%	$380,254,550
France	7.3	49,428,476
United Kingdom	7.1	48,077,370
Switzerland	6.8	46,216,316
Japan	3.8	25,418,352
Netherlands	3.4	22,926,488
Germany	2.9	19,593,629
Sweden	2.5	17,042,294
Spain	2.2	14,704,308
Australia	1.9	12,616,847
Ireland	1.5	9,985,779
Taiwan	1.3	8,899,382
Denmark	1.3	8,854,962
India	0.7	4,355,946
Italy	0.4	2,645,760
Canada	0.4	2,532,931

Country	Percentage of Total Investments	Value
China	0.1%	$910,984
Brazil	0.0 (1)	10,039
Exchange-Traded Funds	0.1	971,935

Total Investments	100.0%	$675,446,348

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Equity Futures
E-mini S&P 500 Index	56	Long	3/18/22	$12,611,900	$(550,638)
STOXX Europe 600 Index	(547)	Short	3/18/22	(12,745,100)	167,726

					$(382,912)

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PPTT	-	Preferred Pass-Through Trust

At January 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2022, the value of the Fund’s investment in affiliated issuers and funds was $2,323,818, which represents 0.3% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the fiscal year to date ended January 31, 2022 were as follows:

Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares/ Units, end of period

Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$5,427,003	$—	$(5,857,757)	$1,164,249	$(733,495)	$—	$—	—
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	4,612,971	18,399,066	(20,688,118)	(101)	—	2,323,818	246	2,324,051

				$1,164,148	$(733,495)	$2,323,818	$246

Restricted Securities

At January 31, 2022, the Fund owned the following security (representing less than 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stock
JD.com, Inc., Class A	1/20/22	692	$25,255	$24,718

Total Common Stock			$25,255	$24,718

Total Restricted Securities			$25,255	$24,718

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$50,104,615	$3,514,084		$—	$53,618,699
Consumer Discretionary	36,158,255	31,887,916		24,718	68,070,889
Consumer Staples	20,922,355	19,869,175		—	40,791,530
Energy	17,805,966	5,024,802		—	22,830,768
Financials	52,573,905	40,938,306		—	93,512,211
Health Care	41,331,754	58,726,972		—	100,058,726
Industrials	32,261,723	54,828,148		—	87,089,871
Information Technology	112,236,211	42,656,724		—	154,892,935
Materials	—	22,158,242		—	22,158,242
Real Estate	7,252,420	—		—	7,252,420
Utilities	7,085,070	5,926,923		—	13,011,993
Total Common Stocks	$377,732,274	$285,531,292	**	$24,718	$663,288,284
Corporate Bonds	$—	$7,187,263		$—	$7,187,263
Exchange-Traded Funds	971,935	—		—	971,935
Preferred Stocks
Consumer Staples	—	1,108,910		—	1,108,910
Energy	328,466	—		—	328,466
Financials	237,672	—		—	237,672
Total Preferred Stocks	$566,138	$1,108,910		$—	$1,675,048
Short-Term Investments	$—	$2,323,818		$—	$2,323,818
Total Investments	$379,270,347	$296,151,283		$24,718	$675,446,348
Futures Contracts	$167,726	$—		$—	$167,726
Total	$379,438,073	$296,151,283		$24,718	$675,614,074

Liability Description
Futures Contracts	$(550,638)	$—		$—	$(550,638)
Total	$(550,638)	$—		$—	$(550,638)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2022 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.